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The AllianceBernstein Growth Funds ("Growth Funds")
   -  AllianceBernstein Growth Fund
   -  AllianceBernstein Large Cap Growth Fund
   -  AllianceBernstein Small/Mid Cap Growth Fund
   -  AllianceBernstein Small Cap Growth Portfolio
   -  AllianceBernstein Global Thematic Growth Fund
   -  AllianceBernstein Global Growth Fund
   -  AllianceBernstein International Growth Fund
   -  AllianceBernstein Greater China '97 Fund
AllianceBernstein U.S. Strategic Research Portfolio ("USSR")
AllianceBernstein Retirement Strategies ("Retirement Strategies")
   -  AllianceBernstein 2000 Retirement Strategy
   -  AllianceBernstein 2005 Retirement Strategy
   -  AllianceBernstein 2010 Retirement Strategy
   -  AllianceBernstein 2015 Retirement Strategy
   -  AllianceBernstein 2020 Retirement Strategy
   -  AllianceBernstein 2025 Retirement Strategy
   -  AllianceBernstein 2030 Retirement Strategy
   -  AllianceBernstein 2035 Retirement Strategy
   -  AllianceBernstein 2040 Retirement Strategy
   -  AllianceBernstein 2045 Retirement Strategy
   -  AllianceBernstein 2050 Retirement Strategy
   -  AllianceBernstein 2055 Retirement Strategy
AllianceBernstein Blended Style Series
   -  U.S. Large Cap Portfolio ("U.S. Large Cap")
AllianceBernstein Wealth Strategies ("Wealth Strategies")
   -  AllianceBernstein Conservative Wealth Strategy
   -  AllianceBernstein Tax-Managed Conservative Wealth Strategy
   -  AllianceBernstein Balanced Wealth Strategy
   -  AllianceBernstein Tax-Managed Balanced Wealth Strategy
   -  AllianceBernstein Wealth Appreciation Strategy
   -  AllianceBernstein Tax-Managed Wealth Appreciation Strategy
The AllianceBernstein Bond Funds ("Bond Funds")
   -  AllianceBernstein Intermediate Bond Portfolio
   -  AllianceBernstein Global Bond Fund
   -  AllianceBernstein Diversified Yield Fund
   -  AllianceBernstein High Income Fund
AllianceBernstein Exchange Reserves ("AEXR")
AllianceBernstein Municipal Income Portfolios ("Municipal Portfolios")
   -  National Portfolio
   -  High Income Municipal Portfolio
   -  California Portfolio
   -  Arizona Portfolio
   -  Massachusetts Portfolio
   -  Michigan Portfolio
   -  Minnesota Portfolio
   -  New Jersey Portfolio
   -  New York Portfolio
   -  Ohio Portfolio
   -  Pennsylvania Portfolio
   -  Virginia Portfolio
Sanford C. Bernstein Fund ("SCB")
   -  Short Duration Plus Portfolio
   -  New York Municipal Portfolio
   -  California Municipal Portfolio
   -  Diversified Municipal Portfolio
   -  International Portfolio
   -  Tax-Managed International Portfolio
The AllianceBernstein Value Funds ("Value Funds")
   -  AllianceBernstein Value Fund
   -  AllianceBernstein Small-Mid Cap Value Fund
   -  AllianceBernstein International Value Fund
   -  AllianceBernstein Global Value Fund
   -  AllianceBernstein Growth and Income Fund
   -  AllianceBernstein Core Opportunities Fund
   -  AllianceBernstein Balanced Shares
   -  AllianceBernstein Global Real Estate Investment Fund
   -  AllianceBernstein Equity Income Fund ("Equity Income")
AllianceBernstein Inflation Strategies ("Inflation Strategies")
   -  AllianceBernstein Bond Inflation Strategy
   -  AllianceBernstein Municipal Bond Inflation Strategy
   -  AllianceBernstein Real Asset Strategy
AllianceBernstein Market Neutral Strategies ("Market Neutral Strategies")
   -  AllianceBernstein Market Neutral Strategy - U.S.
   -  AllianceBernstein Market Neutral Strategy - Global
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Supplement  dated  October  1,  2010  to the Statement of Additional Information
("SAI") dated November 2, 2009 of Growth Funds, the SAI dated December 23, 2009 of USSR, the SAI dated December 31, 2009 as amended April 16, 2010 of Retirement Strategies, the SAI dated December 31, 2009 of U.S. Large Cap, the SAI dated December 31, 2009 as amended April 16, 2010 of Wealth Strategies, the SAI dated January 29, 2010 of Bond Funds, the SAI dated January 29, 2010 of AEXR, the SAI dated January 29, 2010 as amended March 9, 2010 of Municipal Portfolios, the SAI dated January 29, 2010 of SCB, the SAI dated March 1, 2010 as amended April 13, 2010 of Value Funds, the SAI dated March 8, 2010 as amended March 19, 2010, May 5, 2010 and June 24, 2010 of Inflation Strategies, the SAI dated August 3, 2010 of Market Neutral Strategies and the SAI dated September 1, 2010 of Equity Income. Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".

                                   * * * * *

The following information replaces certain information in the SAIs of the Funds under the heading "Purchase of Shares - Contingent Deferred Sales Charge".

The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the United States Internal Revenue Code of 1986, as amended, (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder that has attained the age of 70 1/2,
(iii) that had been purchased by present or former Directors of the Funds and/or Trustees of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs - Systematic Withdrawal Plan" below), (v) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan, and (vi) that had been purchased with proceeds from a Distribution resulting from any Commission enforcement action related to trading in shares of AllianceBernstein Mutual Funds through deposit with ABI of the Distribution check. The CDSC is also waived for (i) permitted exchanges of shares, (ii) holders of Class A shares who purchased $1,000,000 or more ($500,000 or more with respect to the Municipal Portfolios and AllianceBernstein Municipal Bond Inflation Strategy) of Class A shares where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from ABI or (iii) Class C shares sold through programs offered by financial intermediaries and approved by ABI where such programs offer only shares that are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for the Fund or in the case of a group retirement plan, a single account for each plan, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares.

                                   * * * * *

This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAIs for future reference.

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